Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

26.Segment information

Information reported to the Chief Operating Decision Maker (“CODM”), for the purposes of resource allocation and assessment of business performance, focuses on the Group as a whole and with main strategies on a company-wide basis. As discussed in Note 1, the Group is focused on the home organization segment whose product portfolio includes home organization; kitchen preparation, food containers, and practical furniture, among other categories (see Note 25). The Group’s products are offered through 9 catalogs in Mexico over the year. As such, no reporting on segment information is deemed necessary to assess the Group performance given its business model and current operations.

In addition to the above, the Group obtains all its revenue from the Mexican market, therefore no geographic information is disclosed. Also, the Group considers that there are no major customers, and therefore, no concentration risks exist given the nature of the business and the sale of its products through a significant number of distributors.